Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of cash and cash equivalents
The following is a reconciliation of cash and cash equivalents on the consolidated balance sheets to total cash, cash equivalents and restricted cash on the consolidated statements of cash flows as of December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Cash and cash equivalents	$12,945	$9,408	$7,854
Restricted cash (included in other current assets)	144	3,065	2,913
Restricted cash (included in other assets)	216	218	276
Total cash, cash equivalents and restricted cash in the consolidated statements of cash flows	$13,305	$12,691	$11,043

Schedule of accounts receivable, net	Accounts receivable, net was composed of the following at December 31, 2022 and 2021:

In millions	2022	2021
Trade receivables	$8,983	$7,932
Vendor and manufacturer receivables	12,395	10,573
Premium receivables	2,676	2,537
Other receivables	3,449	3,389
Total accounts receivable, net (1)	$27,503	$24,431
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(1)Includes accounts receivable of $227 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Rollforward of deferred acquisition costs
The following is a roll forward of deferred acquisition costs for the years ended December 31, 2022 and 2021:

In millions	2022	2021
Deferred acquisition costs, beginning of the period	$879	$519
Capitalizations	564	529
Amortization expense	(224)	(169)
Deferred acquisition costs, end of the period	$1,219	$879

Schedule of property and equipment
Property and equipment consisted of the following at December 31, 2022 and 2021:

In millions	2022	2021
Land	$1,996	$2,038
Building and improvements	4,545	4,225
Fixtures and equipment	12,978	13,619
Leasehold improvements	6,238	6,242
Software	8,843	7,426
Total property and equipment	34,600	33,550
Accumulated depreciation and amortization	(21,483)	(20,654)
Property and equipment, net (1)	$13,117	$12,896
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(1)Includes property and equipment of $244 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Schedule of disaggregation of revenue
The following table disaggregates the Company’s revenue by major source in each segment for the years ended December 31, 2022, 2021 and 2020:

In millions	Health Care Benefits	Health Services	Pharmacy & Consumer Wellness	Corporate/ Other	Intersegment Eliminations	Consolidated Totals
2022
Major goods/services lines:
Pharmacy	$—	$166,793	$83,480	$—	$(45,154)	$205,119
Front Store	—	—	22,780	—	—	22,780
Premiums	85,274	—	—	56	—	85,330
Net investment income (loss)	476	—	(44)	406	—	838
Other	5,600	2,783	2,380	68	(2,431)	8,400
Total	$91,350	$169,576	$108,596	$530	$(47,585)	$322,467

Health Services distribution channel:
Pharmacy network (1)		$102,968
Mail & specialty (2)		63,825
Other		2,783
Total		$169,576

2021
Major goods/services lines:
Pharmacy	$—	$150,646	$77,886	$—	$(43,913)	$184,619
Front Store	—	—	21,315	—	—	21,315
Premiums	76,064	—	—	68	—	76,132
Net investment income	586	—	17	596	—	1,199
Other	5,469	3,246	2,402	57	(2,328)	8,846
Total	$82,119	$153,892	$101,620	$721	$(46,241)	$292,111

Health Services distribution channel:
Pharmacy network (1)		96,834
Mail & specialty (2)		53,812
Other		3,246
Total		$153,892

2020
Major goods/services lines:
Pharmacy	$—	$139,453	$71,984	$—	$(40,350)	$171,087
Front Store	—	—	19,655	—	—	19,655
Premiums	69,301	—	—	63	—	69,364
Net investment income	483	—	—	315	—	798
Other	5,625	1,901	1,940	48	(1,712)	7,802
Total	$75,409	$141,354	$93,579	$426	$(42,062)	$268,706

Health Services distribution channel:
Pharmacy network (1)		89,740
Mail & specialty (2)		49,713
Other		1,901
Total		$141,354
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(1)Health Services pharmacy network is defined as claims filled at retail and specialty retail pharmacies, including the Company’s retail pharmacies and LTC pharmacies. Effective January 1, 2023, pharmacy network also includes activity associated with Maintenance Choice®, which permits eligible client plan members to fill their maintenance prescriptions through mail order delivery or at a CVS pharmacy retail store for the same price as mail order. Maintenance Choice activity was previously reflected in mail & specialty. Segment financial information has been revised to reflect these changes.
(2)Health Services mail & specialty is defined as specialty mail claims inclusive of Specialty Connect® claims picked up at a retail pharmacy, as well as mail order and specialty claims fulfilled by the Pharmacy & Consumer Wellness segment. Effective January 1, 2023, mail & specialty excludes Maintenance Choice activity, which is now reflected within pharmacy network. Segment financial information has been revised to reflect these changes.

Schedule of receivables and contract liabilities from contracts with customers
The following table provides information about receivables and contract liabilities from contracts with customers as of December 31, 2022 and 2021:

In millions	2022	2021
Trade receivables (included in accounts receivable, net)	$8,983	$7,932
Contract liabilities (included in accrued expenses)	71	87

During the years ended December 31, 2022 and 2021, the contract liabilities balance includes increases related to customers’ earnings in ExtraBucks Rewards or issuances of Company gift cards and decreases for revenues recognized during the period as a result of the redemption of ExtraBucks Rewards or Company gift cards and breakage of Company gift cards. Below is a summary of such changes:

In millions	2022	2021
Contract liabilities, beginning of period	$87	$71
Rewards earnings and gift card issuances	340	387
Redemption and breakage	(356)	(371)
Contract liabilities, end of period	$71	$87

Schedule of variable interest entities
Other variable interest holder VIE assets included in long-term investments on the consolidated balance sheets at December 31, 2022 and 2021 were as follows:

In millions	2022	2021
Hedge fund investments	$589	$463
Private equity investments	707	601
Real estate partnerships	241	225
Total	$1,537	$1,289

Schedule of discontinued operations
Below is a summary of the results of discontinued operations for the year ended December 31, 2020.

In millions	2020
Loss from discontinued operations	$(12)
Income tax benefit	3
Loss from discontinued operations, net of tax	$(9)